UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada August 8, 2012
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: 3,453,546
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
06/30/2012

AGRIUM INC.            Common 008916108  75470  836420   SHS Sole None   836420
BANK OF MONTREAL       Common 063671101  231    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  104863 1988301  SHS Sole None   1988301
BARRICK GOLD CORP      Common 067901108  120150 3132984  SHS Sole None   3132984
BAYTEX ENERGY CORPORAT Common 07317Q105  3513   81900    SHS Sole None   81900
CAE INC.               Common 124765108  20603  2083205  SHS Sole None   2083205
CANADIAN NATIONAL RAIL Common 136375102  67201  780503   SHS Sole None   780503
CANADIAN NATURAL RESOU Common 136385101  95795  3507691  SHS Sole None   3507691
CENOVUS ENERGY INC.    Common 15135U109  3693   114100   SHS Sole None   114100
ENBRIDGE INC           Common 29250N105  4266   104925   SHS Sole None   104925
ENCANA CORP            Common 292505104  96105  4533238  SHS Sole None   4533238
GOLDCORP INC           Common 380956409  45243  1180364  SHS Sole None   1180364
IMPERIAL OIL LTD       Common 453038408  100078 2349804  SHS Sole None   2349804
MAGNA INTERNATIONAL CL ClassA 559222401  92953  2311679  SHS Sole None   2311679
MANULIFE FINANCIAL COR Common 56501R106  50216  4528060  SHS Sole None   4528060
OPEN TEXT CORP         Common 683715106  43411  851036   SHS Sole None   851036
POTASH CORP            Common 73755L107  161784 3634583  SHS Sole None   3634583
PRECISION DRILLING TRU Common 740215108  55827  8055786  SHS Sole None   8055786
ROYAL BANK OF CANADA   Common 780087102  191589 3673107  SHS Sole None   3673107
SHAW COMMUNICATIONS IN ClassB 82028K200  25819  1341945  SHS Sole None   1341945
SUNCOR ENERGY INC      Common 8677229106 165579 5624303  SHS Sole None   5624303
TALISMAN ENERGY INC    Common 87425E103  53704  4601891  SHS Sole None   4601891
TECK RESOURCES LTD. CL classB 878742204  118123 3746383  SHS Sole None   3746383
THOMSON REUTERS COPR   Common 884903105  101131 3490893  SHS Sole None   3490893
TORONTO-DOMINION BANK  Common 891160509  301240 3780628  SHS Sole None   3780628
ACCENTURE PLC - CL A   ClassA G1151C101  23415  389665   SHS Sole None   389665
ADOBE SYSTEMS INC      Common 00724F101  21187  654540   SHS Sole None   654540
AFLAC INC              Common 001055102  42164  989989   SHS Sole None   989989
ANADARKO PETROLEUM COR Common 032511107  40823  616664   SHS Sole None   616664
APPLIED MATERIALS INC  Common 038222105  47983  4190638  SHS Sole None   4190638
AUTOMATIC DATA PROCESS Common 053015103  45     800      SHS Sole None   800
BOEING CO              Common 097023105  56266  757275   SHS Sole None   757275
CHESAPEAKE ENERGY CORP Common 165167107  17337  932071   SHS Sole None   932071
CISCO SYSTEMS INC      Common 17275R102  24122  1404868  SHS Sole None   1404868
FLUOR CORP             Common 343412102  30964  627555   SHS Sole None   627555
FORD MOTOR CO          Common 345370860  16786  1750335  SHS Sole None   1750335
FREEPORT-MCMORAN COPPE Common 35671D857  44651  1310578  SHS Sole None   1310578
GARMIN LTD             Common H2906T109  35871  936826   SHS Sole None   936826
GOLDMAN SACHS GROUP IN Common 38141G104  49602  517447   SHS Sole None   517447
HARMAN INTERNATIONAL   Common 413086109  32913  831133   SHS Sole None   831133
INTEL CORP             Common 458140100  42968  1612320  SHS Sole None   1612320
JOHNSON & JOHNSON      Common 478160104  56371  834377   SHS Sole None   834377
JPMORGAN CHASE & CO    Common 46625H100  39716  1111563  SHS Sole None   1111563
MCGRAW-HILL COMPANIES  Common 580645109  25675  570558   SHS Sole None   570558
MICROSOFT CORPORATION  Common 594918104  75482  2467527  SHS Sole None   2467527
MONSANTO CO            Common 61166W101  67420  814449   SHS Sole None   814449
NATIONAL OILWELL VARCO Common 637071101  20735  321778   SHS Sole None   321778
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  38648  538498   SHS Sole None   538498
ORACLE CORP            Common 68389X105  25316  852376   SHS Sole None   852376
PFIZER INC             Common 717081103  2      100      SHS Sole None   100
PROCTER & GAMBLE       Common 742718109  28434  464223   SHS Sole None   464223
PROSHARES ULTRA MSCI J Common 74347X708  6      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  21905  393412   SHS Sole None   393412
REGIONS FINANCIAL CORP Common 7591EP100  21619  3202786  SHS Sole None   3202786
SAFEWAY INC            Common 786514208  17895  985960   SHS Sole None   985960
SANDISK CORPORATION    Common 80004C101  21756  596388   SHS Sole None   596388
SANDRIDGE ENERGY INC.  Common 80007P307  3      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  57429  884750   SHS Sole None   884750
SPDR TRUST SERIES 1    Common 78462F103  25     187      SHS Sole None   187
SPECTRA ENERGY CORP    Common 847560109  23414  805728   SHS Sole None   805728
STATE STREET CORP      Common 857477103  40958  917518   SHS Sole None   917518
SUNCOR ENERGY INC      Common 867224107  29843  1030852  SHS Sole None   1030852
THE MOSAIC CO          Common 61945C103  33365  609288   SHS Sole None   609288
THE WALT DISNEY CO.    Common 254687106  48707  1004266  SHS Sole None   1004266
THERMO FISHER SCIENTIF Common 883556102  16836  324333   SHS Sole None   324333
TRANSOCEAN LIMITED     Common H8817H100  27625  617602   SHS Sole None   617602
UNITEDHEALTH GROUP INC Common 91324P102  30629  523568   SHS Sole None   523568
VANGUARD INTM TERM INV Common 922031810  505    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  829    68827    SHS Sole None   68827
VANGUARD MSCI EAFE ETF Common 921943858  103    3275     SHS Sole None   3275
WELLS FARGO & COMPANY  Common 949746101  56360  1685394  SHS Sole None   1685394